ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at beginning of period	$ 47,777	$ 52,576	$ 57,235
Provision for loan and lease losses - uncovered	8,714	19,117	19,210
Loans charged off	(17,283)	(25,312)	(25,798)
Recoveries	4,621	1,396	1,929
Balance at end of period	$ 43,829	$ 47,777	$ 52,576